Other non-current assets, net - Reversal of provision for non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other non-current assets
Balance at the beginning of year	¥ 2,453	$ 351	¥ 7,682	¥ 7,965
Addition	295	42	820	682
Write-offs			(4,574)
Reversal	(341)	(49)	(1,475)	(965)
Balance at the end of year	2,407	$ 345	2,453	7,682
Net reversal of provision for non-current assets	¥ 46		¥ 655	¥ 283